Accrued expenses and other current liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Discounted bank acceptance notes	¥ 197,900	$ 31,055	¥ 482,000
Short-term Investments [Member]
Discounted bank acceptance notes	¥ 197,900		¥ 482,000
Maximum [Member]
Debt Instrument, Interest Rate, Stated Percentage	3.10%	3.10%
Minimum [Member]
Debt Instrument, Interest Rate, Stated Percentage	2.55%	2.55%